Leases - Schedule of Information about movement of Right of use assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Beginning balance	¥ 49,138		¥ 54,968
Recognition of of additional leasing contract	179,384		24,431
Amortization of right of use assets	(36,094)		(30,261)
Ending balance	¥ 192,428	$ 27,899	¥ 49,138